Unaudited Condensed Consolidated Interim Statements of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium	Treasury share reserve	Other reserves	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2022	£ 16	£ 257,197		£ 94,857	£ (344,752)	£ 7,318
Loss for the period					(11,770)	(11,770)
Translation differences				(6,922)		(6,922)
Total comprehensive loss				(6,922)	(11,770)	(18,692)
Share based payment transactions				7,107		7,107
Exercise of share options	1	641				642
Transfer of reserves				(3,874)	3,874
Equity at end of period at Jun. 30, 2023	17	257,838		91,168	(352,648)	(3,625)
Equity at beginning of period at Dec. 31, 2023	17	257,704		86,757	(394,257)	(49,779)
Loss for the period					(17,121)	(17,121)
Translation differences				1,162		1,162
Total comprehensive loss				1,162	(17,121)	(15,959)
Share based payment transactions				4,433		4,433
Shares issuances to related party		15,629				15,629
Issuance of warrants to related party				3,907		3,907
Exercise of share options		491				491
Repurchase of ordinary shares			£ (803)			(803)
Transfer of reserves				995	(995)
Equity at end of period at Jun. 30, 2024	£ 17	£ 273,824	£ (803)	£ 97,254	£ (412,373)	£ (42,081)